Convertible notes payable to a related party (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		4 Months Ended
	May 13, 2022 CNY (¥) investor shares	Dec. 31, 2021 investor	May 13, 2022 USD ($) $ / shares
Related party balances and transactions
Number of investors | investor		2
Investor | Debt Conversion Scenario Two | Convertible Debt
Related party balances and transactions
Conversion price as a percentage of Initial Conversion Price	95.00%		95.00%
Investor | Debt Conversion Scenario Three | Convertible Debt
Related party balances and transactions
Written notice period by note holder for redemption of convertible notes payable	10 days
Related Party | Convertible Debt
Related party balances and transactions
Debt instrument term	12 months
Aggregate principal amount	¥ 67,871		$ 10,000
Number of investors | investor	1
Interest rate	5.00%
Threshold amount of guarantee obligations considered for determination of an event of default | $			$ 100,000
Period following the issuance date of convertible notes payable, to consummate initial public offering of Class A ordinary shares	6 months
Conversion price (in USD per share)			$ 9.50
Conversion-Lotus convertible notes payable (in shares) | shares	1,052,632
Related Party | Debt Conversion Scenario One | Convertible Debt
Related party balances and transactions
Conversion price (in USD per share)			10.00
Issuance price (in USD per share)			$ 10.00
Related Party | Minimum | Convertible Debt
Related party balances and transactions
Written notice period by company for redemption of convertible notes payable	20 days
Related Party | Maximum | Convertible Debt
Related party balances and transactions
Written notice period by company for redemption of convertible notes payable	35 days